ORGANIZATION AND NATURE OF BUSINESS (Details 4) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
ORGANIZATION AND NATURE OF BUSINESS
Common Stock Warrants	8,558,380	4,188,928	8,561,476	4,194,236
Convertible Debt	8,558,380	4,188,928		8,827